Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses

(5)Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	March 31, 2025	December 31, 2024
Research and development	$525	$1,845
Professional fees	465	537
Compensation and related expenses	3,554	4,879
Other	161	187
	$4,705	$7,448

(7)Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2024	2023
Research and development	$1,845	$3,131
Professional fees	537	1,366
Compensation and related expenses	4,879	3,100
Other	187	65
	$7,448	$7,662